Finance Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Finance Lease Liabilities [Abstract]
Schedule of Financing Lease Liabilities	Financing lease liabilities as of June 30, 2023 and 2022 consisted of the following:
	2022	Increase/ (Decrease)	Payment	Exchange rate translation	2023
Company vehicles	$328,484	$-	$(76,135)	$(83,471)	$168,878
Add: Unrecognized finance expense	97,611	9,737	-	64,053	171,401
Total financing lease liabilities	$426,095	$9,737	$(76,135)	$(19,418)	$340,279

Schedule of Financing Lease Liabilities for Reporting Purposes	Analyzed for reporting purposes as:
	2023	2022
Long-term portion of finance lease liabilities	$282,015	$366,359
Current maturities of finance lease liabilities	58,264	59,736
Total	$340,279	$426,095

Schedule of Maturity Analysis of Financial Lease Liabilities	Maturity analysis of financial lease liabilities as of June 30, 2023 is as follows:
Financial lease payments	Company vehicles
Discount rate at commencement	4.9%
One year	$73,640
Two years	73,640
Three years	73,640
Four years	73,640
Five years	73,640
Beyond five years	18,410
Total undiscounted cash flows	$386,610
Total financing lease liabilities	340,279
Difference between undiscounted cash flows and discounted cash flows	46,331
Financial lease payments	Company vehicles
Discount rate at commencement	4.9%
One year	$79,285
Two years	79,285
Three years	79,285
Four years	79,285
Five years	79,285
Beyond five years	99,106
Total undiscounted cash flows	$495,531
Total financing lease liabilities	426,095
Difference between undiscounted cash flows and discounted cash flows	69,436